Employee Benefit Plans (Pension Plans) (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change		$ (116,000,000)	$ 542,000,000	$ 326,000,000
Payment for Pension Benefits		2,112,000,000	303,000,000	147,000,000
Domestic Defined Benefit Plan Stock Contributions By Employer		0	0	250,000,000
Defined Benefit Plan, Accumulated Benefit Obligation	$ 34,200,000,000	36,200,000,000	34,200,000,000
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment for Pension Benefits		212,000,000	203,000,000
Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment for Pension Benefits		1,900,000,000	100,000,000
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change		$ 609,000,000	(676,000,000)
Pension Payout Program, Voluntary Lump-Sum Value			170,000,000
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits		74.00%
Percentage Of Projected Benefit Obligation Comprised Of Foreign Plan Benefits		25.00%
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)		$ (179,000,000)	401,000,000	649,000,000
Range Of Growth Seeking Assets In Company's Overall Investment Strategy		50% to 55%
Range Of Income Generating Assets In Company's Overall Investment Strategy		45% to 50%
Pecentage Of Interest Rate Sensitivity Of Pension Plan Liabilities Fixed Income Portfolio Designed To Hedge		55% to 60%
Defined Benefit Plan Common Stock Funded Percentage		1.00%
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year		$ 100,000,000
Expected return on plan assets		2,215,000,000	2,202,000,000	2,264,000,000
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months		2,044,000,000
Defined Benefit Plan, Expected Future Benefit Payment, Year Two		1,903,000,000
Defined Benefit Plan, Expected Future Benefit Payment, Year Three		1,952,000,000
Defined Benefit Plan, Expected Future Benefit Payment, Year Four		2,004,000,000
Defined Benefit Plan, Expected Future Benefit Payment, Year Five		2,054,000,000
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter		10,710,000,000
Pension Plan [Member] | Domestic Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		$ 0.07
Pension de-risking actions [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change			1,500,000,000
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Settlement	$ (423,000,000)
Purchase of Annuity Contract [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change			768,000,000
Lump Sum Payments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Other Change			$ 935,000,000
Change in Assumptions for Defined Benefit Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Accounting Estimate, Description			At the end of fiscal 2015, we changed the approach we use to estimate the service and interest components of net periodic pension cost for our significant pension plans. This change compared to the previous approach resulted in a net decrease in the service and interest components of our annual net periodic pension cost of approximately $215 million for 2016. Historically, we estimated the service and interest cost components utilizing a single-weighted average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. We have elected to utilize a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in determination of the benefit obligation to the relevant projected cash flows. We have made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. This change does not materially affect the measurement of our total benefit obligations.
Impact of change in estimation of NPPC			$ (215,000,000)
Discontinued Operations [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Gain (Loss) Due to Curtailment				(109,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)				$ 98,000,000